The Investment Company of America®
Investment portfolio
September 30, 2021
unaudited
Common stocks 94.84% Energy 4.37%	Shares	Value (000)
Baker Hughes Co., Class A	45,914,721	$1,135,471
Canadian Natural Resources, Ltd. (CAD denominated)	14,276,928	521,999
Chevron Corp.	11,320,824	1,148,498
ConocoPhillips	13,731,721	930,599
EOG Resources, Inc.	9,330,554	748,964
Exxon Mobil Corp.	2,664,829	156,745
Pioneer Natural Resources Company	850,207	141,568
Schlumberger, Ltd.	1,841,594	54,585
TC Energy Corp. (CAD denominated)[1]	5,781,213	278,243
		5,116,672
Materials 4.15%
Air Products and Chemicals, Inc.	428,186	109,663
BHP Group PLC[2]	13,460,918	335,490
Celanese Corp.	1,036,663	156,163
Dow, Inc.	5,970,334	343,652
Freeport-McMoRan, Inc.	16,375,821	532,706
International Flavors & Fragrances, Inc.	2,485,636	332,379
Linde PLC	5,497,054	1,612,726
LyondellBasell Industries NV	2,284,810	214,429
PPG Industries, Inc.	380,415	54,403
Rio Tinto PLC[2]	8,127,275	536,613
Sherwin-Williams Company	572,481	160,140
Vale SA, ordinary nominative shares (ADR)	34,244,222	477,707
		4,866,071
Industrials 9.92%
Carrier Global Corp.	31,256,608	1,617,842
Caterpillar, Inc.	308,677	59,257
CSX Corp.	26,139,489	777,388
Cummins, Inc.	449,001	100,828
General Dynamics Corp.	5,555,958	1,089,134
General Electric Co.	16,010,302	1,649,541
Honeywell International, Inc.	1,099,021	233,300
Illinois Tool Works, Inc.	2,470,377	510,454
L3Harris Technologies, Inc.	2,808,107	618,458
Lockheed Martin Corp.	886,274	305,853
Norfolk Southern Corp.	435,395	104,168
Northrop Grumman Corp.	1,486,515	535,368
Otis Worldwide Corp.	3,056,585	251,496
Raytheon Technologies Corp.	20,558,356	1,767,196
Rolls-Royce Holdings PLC[2,3]	225,937,640	425,065
Safran SA1,2	944,340	118,401
Stanley Black & Decker, Inc.	2,107,065	369,390
TFI International, Inc.	4,437,468	453,421
United Rentals, Inc.[3]	847,000	297,238
The Investment Company of America — Page 1 of 9

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Waste Connections, Inc.	358,079	$45,093
Waste Management, Inc.	1,908,244	285,015
		11,613,906
Consumer discretionary 9.59%
Amazon.com, Inc.[3]	1,204,299	3,956,170
Aptiv PLC[3]	1,519,697	226,389
D.R. Horton, Inc.	348,922	29,299
Darden Restaurants, Inc.	966,822	146,445
Dollar General Corp.	335,355	71,142
DoorDash, Inc., Class A3	225,000	46,346
General Motors Company[3]	25,965,652	1,368,650
Hasbro, Inc.	6,468,812	577,147
Hilton Worldwide Holdings, Inc.[3]	162,757	21,502
Home Depot, Inc.	8,104,174	2,660,276
Kering SA2	36,740	26,130
Lowe’s Companies, Inc.	237,414	48,162
McDonald’s Corp.	2,584,192	623,075
NIKE, Inc., Class B	1,453,985	211,162
NVR, Inc.[3]	10,384	49,782
Royal Caribbean Cruises, Ltd.[1,3]	10,128,795	900,956
Starbucks Corp.	812,531	89,630
TJX Companies, Inc.	633,216	41,780
VF Corp.	1,138,142	76,244
YUM! Brands, Inc.	482,529	59,018
		11,229,305
Consumer staples 6.24%
Altria Group, Inc.	7,415,239	337,542
Anheuser-Busch InBev SA/NV2	372,720	21,050
British American Tobacco PLC[2]	42,733,146	1,490,933
Constellation Brands, Inc., Class A	130,209	27,434
Danone SA2	1,500,000	102,382
General Mills, Inc.	5,838,794	349,277
Keurig Dr Pepper, Inc.	19,550,490	667,845
Kraft Heinz Company	733,467	27,006
Lamb Weston Holdings, Inc.	1,830,551	112,341
Mondelez International, Inc.	1,381,171	80,357
Nestlé SA2	4,519,100	543,733
PepsiCo, Inc.	3,580,799	538,588
Pernod Ricard SA2	955,217	208,894
Philip Morris International, Inc.	27,816,936	2,636,767
Procter & Gamble Company	289,069	40,412
Reckitt Benckiser Group PLC[2]	1,586,446	124,170
		7,308,731
Health care 10.99%
Abbott Laboratories	25,229,175	2,980,322
AbbVie, Inc.	5,754,150	620,700
AmerisourceBergen Corp.	2,375,595	283,765
Amgen, Inc.	4,583,867	974,759
Anthem, Inc.	519,868	193,807
AstraZeneca PLC[2]	611,433	73,607
AstraZeneca PLC (ADR)	474,784	28,516
Daiichi Sankyo Company, Ltd.[2]	21,623,000	576,854
The Investment Company of America — Page 2 of 9

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Danaher Corp.	1,309,350	$398,619
DexCom, Inc.[3]	233,169	127,511
Edwards Lifesciences Corp.[3]	1,787,845	202,402
Eli Lilly and Company	555,470	128,341
Gilead Sciences, Inc.	15,955,135	1,114,466
GlaxoSmithKline PLC[2]	16,840,830	317,879
Humana, Inc.	489,862	190,630
Medtronic PLC	2,871,619	359,957
Merck & Co., Inc.	3,125,013	234,720
Novo Nordisk A/S, Class B2	1,946,419	187,216
Organon & Co.[3]	113,810	3,732
Roche Holding AG, nonvoting non-registered shares[2]	581,262	212,105
Stryker Corp.	604,429	159,400
Teva Pharmaceutical Industries, Ltd. (ADR)[3]	29,702,043	289,298
Thermo Fisher Scientific, Inc.	2,050,329	1,171,414
UnitedHealth Group, Inc.	5,031,416	1,965,976
Zimmer Biomet Holdings, Inc.	477,637	69,907
		12,865,903
Financials 8.91%
AIA Group, Ltd.[2]	31,155,800	358,732
American International Group, Inc.	19,989,384	1,097,217
Aon PLC, Class A	988,555	282,499
Arthur J. Gallagher & Co.	1,726,324	256,618
Bank of America Corp.	2,216,381	94,085
BlackRock, Inc.	318,552	267,157
Blackstone, Inc.	839,046	97,615
Chubb, Ltd.	3,252,788	564,294
Citigroup, Inc.	16,967,715	1,190,794
Citizens Financial Group, Inc.	976,093	45,857
CME Group, Inc., Class A	919,492	177,811
Discover Financial Services	2,842,192	349,163
Great-West Lifeco, Inc. (CAD denominated)	9,365,347	284,968
ING Groep NV1,2	17,308,182	251,214
JPMorgan Chase & Co.	12,100,698	1,980,763
KeyCorp	1,851,663	40,033
KKR & Co., Inc.	1,390,122	84,631
Marsh & McLennan Companies, Inc.	498,600	75,503
Morgan Stanley	2,890,836	281,307
PNC Financial Services Group, Inc.	7,754,102	1,517,013
S&P Global, Inc.	1,701,044	722,757
Toronto-Dominion Bank (CAD denominated)	843,000	55,807
Travelers Companies, Inc.	1,609,655	244,684
Truist Financial Corp.	1,836,020	107,683
		10,428,205
Information technology 18.97%
Accenture PLC, Class A	2,446,249	782,604
Adobe, Inc.[3]	818,072	470,980
Amphenol Corp., Class A	9,127,984	668,442
Analog Devices, Inc.	1,238,770	207,469
Apple, Inc.	12,729,820	1,801,270
Applied Materials, Inc.	1,748,700	225,110
ASML Holding NV2	1,077,559	794,885
Autodesk, Inc.[3]	145,000	41,350
The Investment Company of America — Page 3 of 9

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Broadcom, Inc.	8,667,069	$4,202,922
Cognizant Technology Solutions Corp., Class A	2,200,116	163,271
Fidelity National Information Services, Inc.	1,062,986	129,344
GoDaddy, Inc., Class A3	651,228	45,391
Intel Corp.	3,008,578	160,297
KLA Corp.	649,747	217,347
Mastercard, Inc., Class A	3,323,631	1,155,560
Micron Technology, Inc.	392,000	27,824
Microsoft Corp.	31,921,665	8,999,356
NetApp, Inc.	2,546,297	228,556
Okta, Inc., Class A3	214,879	50,999
Paychex, Inc.	322,309	36,244
PayPal Holdings, Inc.[3]	743,950	193,583
QUALCOMM, Inc.	557,014	71,844
ServiceNow, Inc.[3]	1,739,047	1,082,157
SS&C Technologies Holdings, Inc.	1,403,519	97,404
Taiwan Semiconductor Manufacturing Company, Ltd.[2]	6,309,000	130,098
Visa, Inc., Class A	1,039,634	231,578
		22,215,885
Communication services 16.72%
Activision Blizzard, Inc.	1,774,441	137,324
Alphabet, Inc., Class A3	1,227,842	3,282,660
Alphabet, Inc., Class C3	646,076	1,721,993
Charter Communications, Inc., Class A3	467,296	339,986
Comcast Corp., Class A	75,942,351	4,247,456
Electronic Arts, Inc.	190,776	27,138
Facebook, Inc., Class A3	17,093,722	5,801,438
Netflix, Inc.[3]	6,354,280	3,878,271
Omnicom Group, Inc.	908,625	65,839
Vodafone Group PLC[2]	47,741,565	72,216
		19,574,321
Utilities 3.10%
AES Corp.	18,120,365	413,688
American Electric Power Company, Inc.	1,793,169	145,570
CenterPoint Energy, Inc.	6,864,807	168,874
CMS Energy Corp.	2,538,212	151,607
Edison International	8,403,555	466,145
Entergy Corp.	1,099,893	109,230
Exelon Corp.	6,511,760	314,779
NextEra Energy, Inc.	6,802,267	534,114
PG&E Corp.[3]	91,373,900	877,189
Public Service Enterprise Group, Inc.	2,140,000	130,326
Sempra Energy	2,489,889	314,971
		3,626,493
Real estate 1.88%
Alexandria Real Estate Equities, Inc. REIT	709,199	135,507
American Tower Corp. REIT	1,794,361	476,241
Crown Castle International Corp. REIT	4,608,128	798,681
Equinix, Inc. REIT	316,834	250,340
The Investment Company of America — Page 4 of 9

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
Prologis, Inc. REIT	876,250	$109,908
SBA Communications Corp. REIT	1,295,681	428,313
		2,198,990
Total common stocks (cost: $59,793,307,000)		111,044,482
Preferred securities 0.05% Financials 0.05%
Fannie Mae, Series O, 7.00% noncumulative preferred shares[3]	4,815,256	18,154
Fannie Mae, Series P, 4.50% noncumulative preferred shares[3]	565,000	1,107
Fannie Mae, Series R, 7.625% noncumulative preferred shares[3]	2,946,415	6,070
Fannie Mae, Series T, 8.25% noncumulative preferred shares[3]	9,922,867	23,914
Federal Home Loan Mortgage Corp., Series V, 5.57% preferred shares[3]	1,818,512	3,419
		52,664
Total preferred securities (cost: $47,694,000)		52,664
Convertible stocks 0.41% Consumer discretionary 0.17%
Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	1,147,435	193,343
Health care 0.08%
Danaher Corp., Series A, cumulative convertible preferred shares, 4.75% 2022	48,691	98,746
Information technology 0.10%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	72,564	111,168
Utilities 0.06%
AES Corp., convertible preferred units, 6.875% 2024	507,804	48,952
NextEra Energy, Inc., convertible preferred units, 4.872% 2022[1]	460,630	26,998
		75,950
Total convertible stocks (cost: $383,897,000)		479,207
Convertible bonds & notes 0.15% Consumer discretionary 0.15%	Principal amount (000)
Royal Caribbean Cruises, Ltd., convertible notes, 2.875% 2023[4]	$8,525	11,061
Royal Caribbean Cruises, Ltd., convertible notes, 4.25% 2023	114,744	161,789
		172,850
Total convertible bonds & notes (cost: $127,321,000)		172,850
Bonds, notes & other debt instruments 0.03% Corporate bonds, notes & loans 0.03% Consumer discretionary 0.03%
Royal Caribbean Cruises, Ltd. 11.50% 2025[4]	29,044	33,175
Total bonds, notes & other debt instruments (cost: $28,361,000)		33,175
The Investment Company of America — Page 5 of 9

unaudited
Short-term securities 4.66% Money market investments 4.44%	Shares	Value (000)
Capital Group Central Cash Fund 0.06%[5,6]	52,062,011	$5,206,722
Money market investments purchased with collateral from securities on loan 0.22%
Capital Group Central Cash Fund 0.06%[5,6,7]	736,774	73,685
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[5,7]	46,328,211	46,328
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[5,7]	40,100,000	40,100
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.03%[5,7]	30,000,000	30,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[5,7]	20,000,000	20,000
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[5,7]	17,500,000	17,500
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[5,7]	17,500,000	17,500
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.03%[5,7]	11,200,000	11,200
		256,313
Total short-term securities (cost: $5,462,367,000)		5,463,035
Total investment securities 100.14% (cost: $65,842,947,000)		117,245,413
Other assets less liabilities (0.14%)		(163,850)
Net assets 100.00%		$117,081,563
Investments in affiliates6

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 9/30/2021 (000)	Dividend income (000)
Common stocks 0.00%
Consumer discretionary 0.00%
Hasbro, Inc.[8]	$709,683	$—	$108,108	$8,165	$(32,593)	$—	$13,958
Consumer staples 0.00%
Lamb Weston Holdings, Inc.[8]	790,669	—	628,485	219,457	(269,300)	—	3,614
Total common stocks						—
Short-term securities 4.51%
Money market investments 4.45%
Capital Group Central Cash Fund 0.06%[5]	4,123,032	14,791,056	13,707,474	81	27	5,206,722	2,274
Money market investments purchased with collateral from securities on loan 0.06%
Capital Group Central Cash Fund 0.06%[5,7]	—	73,685[9]				73,685	—[10]
Total short-term securities						5,280,407
Total 4.51%				$227,703	$(301,866)	$5,280,407	$19,846
The Investment Company of America — Page 6 of 9

unaudited
[1]	All or a portion of this security was on loan. The total value of all such securities was $244,015,000, which represented .21% of the net assets of the fund.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $6,907,667,000, which represented 5.90% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Security did not produce income during the last 12 months.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $44,236,000, which represented .04% of the net assets of the fund.
[5]	Rate represents the seven-day yield at 9/30/2021.
[6]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[7]	Security purchased with cash collateral from securities on loan.
[8]	Unaffiliated issuer at 9/30/2021.
[9]	Represents net activity.
[10]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
The Investment Company of America — Page 7 of 9

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
The Investment Company of America — Page 8 of 9

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$5,116,672	$—	$—	$5,116,672
Materials	3,993,968	872,103	—	4,866,071
Industrials	11,070,440	543,466	—	11,613,906
Consumer discretionary	11,203,175	26,130	—	11,229,305
Consumer staples	4,817,569	2,491,162	—	7,308,731
Health care	11,498,242	1,367,661	—	12,865,903
Financials	9,818,259	609,946	—	10,428,205
Information technology	21,290,902	924,983	—	22,215,885
Communication services	19,502,105	72,216	—	19,574,321
Utilities	3,626,493	—	—	3,626,493
Real estate	2,198,990	—	—	2,198,990
Preferred securities	52,664	—	—	52,664
Convertible stocks	479,207	—	—	479,207
Convertible bonds & notes	—	172,850	—	172,850
Bonds, notes & other debt instruments	—	33,175	—	33,175
Short-term securities	5,463,035	—	—	5,463,035
Total	$110,131,721	$7,113,692	$—	$117,245,413
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP3-004-1121O-S85337	The Investment Company of America — Page 9 of 9